LONG-TERM INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Fair Value	$ 199,000,000
Exercise Price	$ 179,000
Volatility	100.00%	100.00%	100.00%
Risk Free Interest Rate	1.12%	0.40%	1.39%
Dividend Yield	0.00%	0.00%	0.00%
WarrantsCAD One [member]
Statement [Line Items]
Fair Value	$ 180
Share Price	570
Exercise Price	$ 780
Volatility	100.00%
Risk Free Interest Rate	1.00%
Dividend Yield	0.00%
Quantity Owned	$ 333,333,000
Fair Value Warrant	58,000,000
WarrantsCAD Thirty [member]
Statement [Line Items]
Fair Value	380
Share Price	570
Exercise Price	$ 230
Volatility	100.00%
Risk Free Interest Rate	1.00%
Dividend Yield	0.00%
Quantity Owned	$ 1,666,667,000
Fair Value Warrant	$ 625,000,000